Note 24 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2013
Pension Plan, Defined Benefit [Member]
Note 24 - Employee Benefits (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
Years ended October 31	2013	2012	2011
Components of net periodic pension cost
Service cost	$3,758	$2,804	$2,719
Interest cost	11,932	12,263	11,994
Expected return on plan assets	(13,929)	(14,736)	(16,044)
Amortization of net actuarial loss	4,977	-	-
Net periodic pension cost (income)	$6,738	$331	$(1,331)

Schedule of Assumptions Used [Table Text Block]
Years ended October 31	2013	2012	2011
Projected benefit obligation
Discount rate	4.60%	4.25%	5.40%
Expected return on plan assets	5.75%	5.75%	6.00%
Rate of compensation increase	3.25%	3.25%	3.50%
Benefit cost
Discount rate	4.25%	5.40%	5.40%
Expected return on plan assets	5.75%	6.00%	6.50%
Rate of compensation increase	3.25%	3.50%	3.50%

Schedule of Net Funded Status [Table Text Block]
As of October 31	2013	2012
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$286,491	$229,449
Service cost - pension	4,814	3,932
Interest cost	11,932	12,263
Benefits paid	(10,102)	(9,747)
Actuarial (gain) loss	(15,375)	50,801
Plan amendments	(5,220)	-
Foreign currency exchange rate changes	(11,697)	(207)
Projected benefit obligation, end of year	$260,843	$286,491
Change in fair value of plan assets
Fair value of plan assets, beginning of year	252,925	239,197
Actual return on plan assets	29,260	19,567
Benefits paid	(10,102)	(9,747)
Employer contributions	6,446	3,252
Employee contributions	1,056	1,128
Foreign currency exchange rate changes	(11,191)	(472)
Fair value of plan assets, end of year	$268,394	$252,925

Funded status – over/(under) at end of year	$7,551	$(33,566)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
As of October 31	2013	2012
Projected benefit obligation	$260,843	$286,491
Fair value of plan assets	268,394	252,925
Plan assets in excess of (less than) projected benefit obligation	7,551	(33,566)
Unrecognized prior service benefit	(5,220)	-
Unrecognized net actuarial loss	40,500	76,183
Net amount recognized at year end	$42,831	$42,617

Long-term pension assets	$7,551	$-
Non-current liabilities	-	(33,566)
Accumulative other comprehensive loss	35,280	76,183
Net amount recognized at year end	$42,831	$42,617

ScheduleOfAmountsInAccumulatedOtherComprehensiveIncomeLossYetToBeRecognized [Table Text Block]
As of October 31	2013	2012
Net actuarial loss(a)	$35,280	$83,374
Deferred income taxes	(8,779)	(20,449)
Accumulated other comprehensive loss - net of tax	$26,501	$62,925

Schedule of Allocation of Plan Assets [Table Text Block]
	Target
Asset Category		2013	2012
Cash	0%	0.0%	0.0%
Fixed income	44%	41.0%	41.6%
Equities	56%	59.0%	58.4%
Total	100%	100.0%	100.0%

ScheduleOfDefinedBenefitFairValueOfPlanAssetsMeasuredOnRecurringBasis [Table Text Block]
As of October 31, 2013	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$-	$-	$-	$-
Debt securities	-	110,042	-	110,042
Equity securities	-	158,352	-	158,352
Other	-	-	-	-
Total	$-	$268,394	$-	$268,394

Schedule of Expected Benefit Payments [Table Text Block]
Years ended October 31
2014			$10,355
2015			11,051
2016			11,528
2017			12,016
2018			12,598
2019	–	2023	70,089
			$127,637

Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 24 - Employee Benefits (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
Years ended October 31	2013	2012	2011
Components of net periodic cost
Current service cost	$199	$186	$191
Interest cost	627	696	768
Recognized actuarial loss (gain)	45	(63)	(229)
Recognized past service cost	(48)	(49)	(50)
Net periodic cost	$823	$770	$680

Schedule of Assumptions Used [Table Text Block]
Years ended October 31	2013	2012	2011
Projected benefit obligation
Discount rate	4.50%	4.11%	5.11%
Rate of compensation increase	3.39%	3.75%	3.91%
Initial health care cost trend rate	8.98%	9.02%	9.06%
Ultimate health care cost trend rate	4.5%	4.50%	4.50%
Years until ultimate trend rate is reached	8	9	10
Benefit cost
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%

Schedule of Net Funded Status [Table Text Block]
As of October 31	2013	2012
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$16,314	$14,328
Service cost	199	186
Interest cost	627	697
Benefits paid	(789)	(671)
Actuarial (gain) loss	(396)	1,795
Plan amendment	(61)	-
Foreign currency exchange rate changes	(675)	(21)
Projected benefit obligation – end of year	$15,219	$16,314

Funded status – under at end of year	$(15,219)	$(16,314)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
As of October 31	2013	2012
Projected benefit obligation	$(15,219)	$(16,314)
Fair value of plan assets	123	-
Plan assets less than projected benefit obligation	(15,096)	(16,314)
Unrecognized actuarial gains	(688)	(237)
Unrecognized past service benefit	(234)	(232)
Net amount recognized at year end	$(16,018)	$(16,783)

Non-current liabilities	$(15,096)	$(16,314)
Accumulative other comprehensive income	(922)	(469)
Net amount recognized at year end	$(16,018)	$(16,783)

Schedule of Expected Benefit Payments [Table Text Block]
Years ended October 31
2014			$703
2015			763
2016			776
2017			809
2018			869
2019	-	2023	5,040
Total			$8,960

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
	1% Increase	1% Decrease
Change in net benefit cost	$90	$(61)
Change in projected benefit obligation	$1,535	$(1,217)